S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Feb. 17, 2026
Ms. Bernatova [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ms. Bernatova
Mr. Daylami [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Daylami
Mr. Rajan [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Rajan